Mortgage Servicing Rights - Sensitivity to Changes in Interest Rates to Fair Value of MSRs Portfolio and Related Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Down Scenario [Member] | MSR Portfolio [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	$ (435)	$ (370)
Net fair value 50 basis points	(199)	(217)
Net fair value 25 basis points	(93)	(118)
Down Scenario [Member] | Derivative instrument hedges [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	399	473
Net fair value 50 basis points	194	249
Net fair value 25 basis points	91	124
Down Scenario [Member] | Net sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(36)	103
Net fair value 50 basis points	(5)	32
Net fair value 25 basis points	(2)	6
Up Scenario [Member] | MSR Portfolio [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	287	480
Net fair value 50 basis points	154	249
Net fair value 25 basis points	82	126
Up Scenario [Member] | Derivative instrument hedges [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(301)	(486)
Net fair value 50 basis points	(157)	(243)
Net fair value 25 basis points	(82)	(121)
Up Scenario [Member] | Net sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(14)	(6)
Net fair value 50 basis points	(3)	6
Net fair value 25 basis points		$ 5